Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Schedule of Trade and other payables

	Current
	December 31, 2022	December 31, 2021
Trade payables – supply chain financing arrangement - domestic operations	10,562	1,145
Trade payables – supply chain financing arrangement - foreign operations	136,049	38,428
	146,611	39,573